Form N-1A Cover	Jun. 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 16, 2025
Prospectus Date	Dec. 31, 2024
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated June 16, 2025
to the Prospectus and Statement of Additional Information
both dated December 31, 2024
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.